FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current assets:	€ 84,468	€ 67,483
Trade receivables and other current assets (Note 6)	7,821	5,405
Current financial assets	10,142	9,659
Cash and cash equivalents	62,534	49,983
Amortized Cost Debt Instruments [Member]
IfrsStatementLineItems [Line Items]
Current assets:	84,468	67,483
Trade receivables and other current assets (Note 6)	11,792	7,841
Current financial assets	10,142	9,659
Cash and cash equivalents	62,534	49,983
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current assets:	84,468	67,482
Trade receivables and other current assets (Note 6)	11,792	7,841
Current financial assets	10,142	9,659
Cash and cash equivalents	62,534	49,983
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current assets:	84,468	67,482
Trade receivables and other current assets (Note 6)	11,792	7,841
Current financial assets	10,142	9,659
Cash and cash equivalents	€ 62,534	€ 49,983